ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 10, 2013 Champion	Jan. 31, 2014 Champion	Dec. 31, 2013 Champion	Apr. 10, 2013 Champion Maximum	Apr. 10, 2013 Champion Preliminary Allocation at Acquisition Date	Dec. 31, 2013 Champion Adjustments to Fair Value	Dec. 31, 2013 Champion Updated Allocation	Dec. 31, 2013 Customer relationships Champion	Apr. 10, 2013 Customer relationships Champion Preliminary Allocation at Acquisition Date	Dec. 31, 2013 Customer relationships Champion Updated Allocation	Dec. 31, 2013 Other technology Champion	Apr. 10, 2013 Other technology Champion Preliminary Allocation at Acquisition Date	Dec. 31, 2013 Other technology Champion Updated Allocation	Dec. 31, 2013 Trademarks Champion	Apr. 10, 2013 Trademarks Champion Preliminary Allocation at Acquisition Date	Dec. 31, 2013 Trademarks Champion Updated Allocation
Acquisitions and Dispositions
Expected time period from acquisition date to finalize remaining purchase price allocation, maximum						1 year
Net adjustment made to the preliminary purchase price allocation									$ 37.1
Additional payment associated with acquisition					86.4
Assets acquired and liabilities assumed
Current assets								593.9	(1.6)	592.3
Property, plant and equipment								369.3	(11.5)	357.8
Other assets								30.5	(14.3)	16.2
Identifiable intangible assets												840.0	840.0		36.5	36.5		120.0	120.0
Total assets acquired								1,990.2	(27.4)	1,962.8
Current liabilities								418.2	(8.7)	409.5
Long-term debt								70.8		70.8
Net deferred tax liability								420.3	7.1	427.4
Noncontrolling interests and other liabilities								17.1	13.4	30.5
Total liabilities and noncontrolling interests assumed								926.4	11.8	938.2
Goodwill	6,862.9	5,920.5				1,000.0		993.0	37.1	1,030.1
Total aggregate purchase price								2,056.8	(2.1)	2,054.7
Future consideration payable to sellers							(100.0)	(83.9)	(2.5)	(86.4)
Total consideration transferred				$ 1,968.3				$ 1,972.9	$ (4.6)	$ 1,968.3
Additional amount of cash required to be paid as a percentage of incremental tax on merger consideration				50.00%
Weighted average useful lives of identifiable intangible assets acquired	13 years	13 years	13 years								14 years			7 years			12 years